Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Total Future Minimum Capital Commitment Contracted	The total future minimum capital commitment contracted as of March 31, 2025 are payables as follows:
Twelve months ending March 31,
2026	$6,143,673
2027	1,626,434
2028	-
2029	94,804
2030	-
Thereafter	189,607
$8,054,518